Financial Instrument - Fair Value Measurement (Detail) - DKK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Marketable Securities
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 11,402	kr 13,268
Marketable Securities | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	11,402	13,268
Other investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	196	134
Other investments | Level 1 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	38	47
Other investments | Level 2 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	14
Other investments | Level 3 of fair value hierarchy [member]
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	kr 144	kr 87